April 8, 2002


Filing Desk
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:  The Enterprise Group of Funds,
Inc., Securities Act File No. 2-28097 and
Investment Company Act File No. 811-01582


To Whom It May Concern:

	Pursuant to Rule 497(j) of the
Securities Act of 1933, this letter
is to certify that the forms of
prospectus and statement of additional
information that would have been filed
under Rule 497(c) do not differ from
those contained in post effective
amendment number 69 to our Registration
Statement on Form N-1A, which was filed
electronically with the Securities and
Exchange Commission on March 22, 2002.


Sincerely,

/s/ STUART M WEITZ
Stuart M. Weitz
Vice President - Legal Services